Intangible Assets, Net - Summary of Intangible Assets, Net (Details) - Feb. 28, 2019 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	¥ 47,332	$ 7,073
Less: accumulated amortization	3,435	513
Intangible asset, net	43,897	6,560
Trade Name
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	37,400	5,589
Student Base and Customer Relationship
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	7,940	1,187
School Cooperation Agreements
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	1,000	149
Non-compete Agreement
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	670	100
Purchased Software
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	¥ 322	$ 48